SEGMENTS (Tables)	0 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
a. Segment information:

	Generics			Specialty
	Year ended December 31,			Year ended December 31,
	2014	2013	2012	2014	2013	2012
	(U.S.$ in millions)			(U.S.$ in millions)

Revenues	$9,814	$9,902	$10,385	$8,560	$8,388	$8,150
Gross profit	4,247	4,079	4,518	7,457	7,274	7,173
R&D expenses	517	492	485	881	883	793
S&M expenses	1,582	1,919	1,971	2,001	1,864	1,686
Segment profit	$2,148	$1,668	$2,062	$4,575	$4,527	$4,694

	2014	2013	2012

	U.S.$ in millions

Generic medicines profit	$2,148	$1,668	$2,062
Specialty medicines profit	4,575	4,527	4,694
Total segment profit	6,723	6,195	6,756
Profit of other activities	226	242	197
Total profit	6,949	6,437	6,953
Amounts not allocated to segments:
Amortization	1,036	1,180	1,272
General and administrative expenses	1,217	1,239	1,238
Impairments, restructuring and others	650	788	1,259
Legal settlements and loss contingencies	(111)	1,524	715
Other unallocated amounts	206	57	264

Consolidated operating income	3,951	1,649	2,205
Financial expenses - net	313	399	386
Consolidated income before income taxes	$3,638	$1,250	$1,819

b.	Segment revenues by geographic area:
		Year ended December 31,
		2014	2013	2012
		(U.S.$ in millions)
	Generic Medicine
	United States	$4,418	$4,172	$4,381
	Europe*	3,148	3,362	3,482
	Rest of the World	2,248	2,368	2,522
	Total Generic Medicine	9,814	9,902	10,385
	Specialty Medicine
	United States	6,110	6,025	5,857
	Europe*	1,898	1,854	1,575
	Rest of the World	552	509	718
	Total Specialty Medicine	8,560	8,388	8,150
	Other Revenues
	United States	106	264	200
	Europe*	777	772	741
	Rest of the World	1,015	988	841
	Total Other Revenues	1,898	2,024	1,782
	Total Revenues	$20,272	$20,314	$20,317

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
c. Net revenues from specialty medicines were as follows:

	Year ended December 31,
	2014	2013	2012

	(U.S. $ in millions)

CNS	$5,575	$5,545	$5,464
Copaxone®	4,237	4,328	3,996
Azilect®	428	371	330
Nuvigil®	388	320	347
Respiratory	957	964	856
ProAir®	478	429	406
Qvar®	286	328	297
Oncology	1,180	1,005	860
Treanda®	767	709	608
Women's health	504	510	448
Other Specialty	344	364	522
Total Specialty Medicines	$8,560	$8,388	$8,150

Schedule of PPE by geographical area
e.	Property, plant and equipment—by geographical location were as follows:

	December 31,
	2014	2013	2012

	(U.S. $ in millions)
Israel	$1,949	$1,834	$1,649
United States	691	852	896
Hungary	520	526	498
Croatia	515	479	415
Japan	446	492	644
Germany	367	403	367
Other	2,047	2,049	1,846
Total property, plant and equipment	$6,535	$6,635	$6,315